Income Taxes	12 Months Ended
Oct. 31, 2019
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Income Taxes
Note 22: Income Taxes
We report our provision for income taxes in our Consolidated Statement of Income based upon transactions recorded in our consolidated financial statements regardless of when they are recognized for income tax purposes, with the exception of repatriation of retained earnings from our subsidiaries, as noted below.
In addition, we record an income tax expense or benefit in other comprehensive income or directly in equity when the taxes relate to amounts recorded in other comprehensive income or equity. For example, income tax expense (recovery) on hedging gains (losses) related to our net investment in foreign operations is recorded in our Consolidated Statement of Comprehensive Income as part of
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gains (losses) on translation of net foreign operations.
Current tax is the amount of income tax recoverable (payable) in respect of the taxable loss (profit) for a period. Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities for accounting and tax purposes. Deferred income tax assets and liabilities are measured at the tax rates expected to apply when temporary differences reverse. Changes in deferred income tax assets and liabilities related to a change in tax rates are recorded in income in the period the tax rate is substantively enacted, except to the extent that the tax arises from a transaction or event which is recognized either in other comprehensive income or directly in equity. Current and deferred taxes are offset only when they are levied by the same tax authority, on the same entity or group of entities, and when there is a legal right to offset.
Included in deferred income tax assets is $26 million ($42 million in 2018) related to Canadian tax loss carryforwards that will expire in 2037, $289 million ($962 million in 2018) related to both U.S. tax loss carryforwards and tax credits that will expire in various amounts in U.S. taxation years from 2020 through 2039 and $19 million ($17 million in 2018) related to United Kingdom (U.K.) tax loss carryforwards that are available for use indefinitely against relevant profits generated in the U.K. On the evidence available, including management projections of income, we believe that it is probable there will be sufficient taxable income generated by our business operations to support these deferred tax assets. The amount of tax on temporary differences, unused tax losses and unused tax credits for which no deferred tax asset is recognized in our Consolidated Balance Sheet as at October 31, 2019 is $127 million ($132 million in 2018), of which $3 million ($8 million in 2018) is scheduled to expire within five years. Deferred tax assets have not been recognized in respect of these items because it is not probable that these assets will be realized.
Income that we earn through our foreign subsidiaries is generally taxed in the foreign country in which they operate. Income that we earn through our foreign branches is also generally taxed in the foreign country in which they operate. Canada also taxes the income we earn through foreign branches and a credit is allowed for certain foreign taxes paid on such income. Repatriation of earnings from certain foreign subsidiaries would require us to pay tax on certain of these earnings. As repatriation of such earnings is not planned in the foreseeable future, we have not recorded a related deferred income tax liability. The taxable temporary differences associated with the repatriation of earnings from investments in certain subsidiaries, branches, associates and interests in joint ventures for which deferred tax liabilities have not been recognized totalled $15 billion as at October 31, 2019 ($13 billion in 2018).
Provision for Income Taxes

(Canadian $ in millions)	2019	2018	2017
Consolidated Statement of Income
Current
Provision for income taxes for the current period	1,198	1,340	1,159
Adjustments in respect of current tax for prior periods	(14)	20	18
Deferred
Origination and reversal of temporary differences	327	268	171
Effect of changes in tax rates	3	425	(2)
Previously unrecognized tax loss, tax credit or temporary difference for a prior period	–	(92)	(54)
	1,514	1,961	1,292
Other Comprehensive Income and Equity
Income tax expense (recovery) related to:
Unrealized gains (losses) on FVOCI debt securities (1)	140	(69)	21
Reclassification to earnings of (gains) on FVOCI debt securities (1)	(26)	(23)	(36)
Gains (losses) on derivatives designated as cash flow hedges	521	(432)	(322)
Reclassification to earnings of losses on derivatives designated as cash flow hedges	51	121	21
Hedging of unrealized (gains) losses on translation of net foreign operations	(4)	(56)	8
Gains (losses) on remeasurement of pension and other employee future benefit plans	(196)	111	157
Gains (Losses) on remeasurement of own credit risk on financial liabilities designated at fair value	27	(6)	(53)
Unrealized gains on FVOCI equity securities	1	–	na
Share-based compensation	–	10	(12)
	514	(344)	(216)
Total provision for income taxes	2,028	1,617	1,076

(1)	Fiscal 2017 represents available-for-sale securities (Note 3).
na – not applicable due to IFRS 9 adoption.
Certain comparative figures have been reclassified to conform with the current year’s presentation.

Components of Total Provision for Income Taxes (Canadian $ in millions)	2019	2018	2017
Canada: Current income taxes
Federal	791	501	470
Provincial	465	299	272
	1,256	800	742
Canada: Deferred income taxes
Federal	(113)	(44)	(2)
Provincial	(66)	(27)	–
	(179)	(71)	(2)
Total Canadian	1,077	729	740
Foreign: Current income taxes	308	233	186
Deferred income taxes	643	655	150
Total foreign	951	888	336
Total provision for income taxes	2,028	1,617	1,076
Certain comparative figures have been reclassified to conform with the current year’s presentation.
Set out below is a reconciliation of our statutory tax rates and income taxes that would be payable at these rates to the effective income tax rates and provision for income taxes that we have recorded in our Consolidated Statement of Income:

(Canadian $ in millions, except as noted)		2019		2018		2017
Combined Canadian federal and provincial income taxes at the statutory tax rate	1,934	26.6%	1,972	26.6%	1,764	26.6%
Increase (decrease) resulting from:
Tax-exempt income from securities	(220)	(3.0)	(226)	(3.0)	(409)	(6.2)
Foreign operations subject to different tax rates	(158)	(2.2)	(110)	(1.5)	22	0.3
Change in tax rate for deferred income taxes	3	–	425	5.7	(2)	–
Previously unrecognized tax loss, tax credit or temporary difference for a prior period	–	–	(92)	(1.2)	(54)	(0.8)
Income attributable to investments in associates and joint ventures	(37)	(0.5)	(39)	(0.5)	(103)	(1.5)
Adjustments in respect of current tax for prior periods	(14)	(0.2)	20	0.3	18	0.2
Other	6	0.1	11	0.1	56	0.9
Provision for income taxes in the Consolidated Statement of Income and effective tax rate	1,514	20.8%	1,961	26.5%	1,292	19.5%
Components of Deferred Income Tax Balances

(Canadian $ in millions)
Deferred Income Tax Asset (Liability) (1)	Net asset, October 31, 2018	Benefit (expense) to income statement	Benefit (expense) to equity	Translation and other	Net asset, October 31, 2019
Allowance for credit losses	484	23	–	4	511
Employee future benefits	282	12	31	–	325
Deferred compensation benefits	494	(12)	–	1	483
Other comprehensive income	195	–	(331)	(7)	(143)
Tax loss carryforwards	606	(462)	–	1	145
Tax credits	415	(228)	–	2	189
Premises and equipment	(515)	234	–	(1)	(282)
Pension benefits	(121)	(18)	166	–	27
Goodwill and intangible assets	(201)	(14)	–	(2)	(217)
Securities	38	12	–	–	50
Other	288	123	–	9	420
Total	1,965	(330)	(134)	7	1,508

(Canadian $ in millions)
Deferred Income Tax Asset (Liability) (1)	Net asset, November 1, 2017 (2)	Benefit (expense) to income statement	Benefit (expense) to equity	Translation and other	Net asset, October 31, 2018
Allowance for credit losses	684	(150)	–	(50)	484
Employee future benefits	416	(111)	(23)	–	282
Deferred compensation benefits	545	(50)	–	(1)	494
Other comprehensive income	50	–	138	7	195
Tax loss carryforwards	1,233	(628)	–	1	606
Tax credits	454	(39)	–	–	415
Premises and equipment	(664)	148	–	1	(515)
Pension benefits	(52)	19	(88)	–	(121)
Goodwill and intangible assets	(261)	60	–	–	(201)
Securities	21	17	–	–	38
Other	180	133	(10)	(15)	288
Total	2,606	(601)	17	(57)	1,965

(1)
Deferred tax assets of $1,568 million and $2,039 million and deferred tax liabilities of $60 million and $74 million as at October 31, 2019 and 2018, respectively, are presented on the balance sheet net by legal jurisdiction.

(2)	Includes IFRS 9 adoption (refer to Note 28).
Certain comparative figures have been reclassified to conform with the current year’s presentation.
In fiscal 2019, we were reassessed by the Canada Revenue Agency (``CRA``) for additional income taxes and interest in an amount of approximately
$250 million in respect of certain 2014 Canadian corporate dividends. In prior fiscal years, we were reassessed for additional income taxes and interest of approximately $361 million, for certain 2011 to 2013 Canadian corporate dividends. In its reassessments, the CRA denied dividend deductions on the basis that the dividends were received as part of a “dividend rental arrangement.” The tax rules raised by the CRA in the reassessments were prospectively addressed in the 2015 and 2018 Canadian federal budgets. In the future, we expect to be reassessed for significant income tax for similar activities in 2015 and subsequent years. We remain of the view that our tax filing positions were appropriate and intend to challenge any reassessment.
On December 22, 2017, the U.S. government enacted new tax legislation that became effective on January 1, 2018. Under the new legislation, our U.S. net deferred tax asset was revalued by $483 million because of the lower income tax rate. The $483 million revaluation is comprised of a $425 million income tax expense recorded in our Consolidated Statement of Income, and a $58 million income tax charge recorded in other comprehensive income and equity for the year ended October 31, 2018.